EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share

	Year ended December 31
	2013	2012	2011
Net income (loss)	$11,395	$4,782	$(864)
Amount allocated to participating preferred shareholders	(6,439)	(3,798)
Net income (loss) applicable to ordinary shareholders - basic	$4,956	$984	$(864)
Weighted average ordinary shares outstanding	7,544,387	2,996,624	2,965,481
Basic earnings (loss) per share	$0.66	$0.33	$(0.29)
Diluted earnings (loss) per share:
Net income (loss) applicable to ordinary shareholders - diluted	$4,956	$984	$(864)
Weighted average number of shares used in the computation of basic earnings per share	7,544,387	2,996,624	2,965,481
Add -
additional shares from the assumed exercise of employee options and restricted shares vesting	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings (loss) per share	9,286,456	3,461,877	2,965,481
Diluted earnings (loss) per share	$0.53	$0.28	$(0.29)